CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable	[1]	$ (299,196)	$ (229,651)	$ 519
Prepaid expenses and other assets	[2]	(57,949)	99,220	(114,163)
Accounts payable	[3]	157,341	147,513	(118,161)
Accrued expenses and other liabilities	[4]	221,981	78,549	69,205
Related Party
Accounts receivable		(5,787)	(2,561)	(10,813)
Prepaid expenses and other assets		0	20,069	(38,734)
Accounts payable		(61,769)	(130,267)	(71,228)
Accrued expenses and other liabilities		$ 0	$ (8,399)	$ (1,241)

[1]	Including changes in related party balances of $(5,787), $(2,561) and $(10,813) for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including changes in related party balances of $0, $20,069 and $(38,734) for the years ended December 31, 2024, 2023 and 2022, respectively.
[3]	Including changes in related party balances of $(61,769), $(130,267) and $(71,228) for the years ended December 31, 2024, 2023 and 2022, respectively.
[4]	Including changes in related party balances of $0, $(8,399) and $(1,241) for the years ended December 31, 2024, 2023 and 2022, respectively.